Exhibit 99.2

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2020,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2020, leases with a total base residual value of $4,668,513.34 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2020,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	December	$1,444,461,144.47
2021-	January	$1,419,902,783.76	$25,755,925.13	5.82%	$6,733,236.79	0.59%
	February	$1,396,795,967.57	$25,599,384.84	5.78%	$5,328,627.00	0.47%
	March	$1,370,773,077.79	$25,369,058.66	5.73%	$8,347,767.75	0.74%
	April	$1,340,311,401.14	$25,032,451.99	5.65%	$12,979,831.15	1.14%
	May	$1,300,587,165.76	$24,466,919.36	5.52%	$22,640,189.30	2.00%
	June	$1,255,342,503.42	$23,768,036.47	5.37%	$28,640,789.70	2.52%
	July	$1,206,745,236.54	$22,975,929.50	5.19%	$32,536,496.03	2.87%
	August	$1,155,568,041.08	$22,108,415.15	4.99%	$35,716,455.75	3.15%
	September	$1,102,106,286.20	$21,182,133.30	4.78%	$38,645,600.24	3.41%
	October	$1,054,494,707.49	$20,387,906.49	4.60%	$33,295,062.05	2.94%
	November	$1,006,523,254.92	$19,590,242.07	4.42%	$34,190,460.26	3.01%
	December	$953,727,353.25	$18,675,620.50	4.22%	$39,665,009.75	3.50%
2022-	January	$912,298,784.39	$18,007,898.39	4.07%	$28,674,390.12	2.53%
	February	$867,843,564.03	$17,296,373.33	3.91%	$32,184,338.39	2.84%
	March	$825,412,590.84	$16,632,567.11	3.76%	$30,578,814.66	2.70%
	April	$779,683,002.20	$15,856,665.44	3.58%	$34,419,362.36	3.03%
	May	$723,950,546.32	$14,858,403.30	3.36%	$45,168,617.36	3.98%
	June	$665,943,981.59	$13,800,511.95	3.12%	$48,193,829.59	4.25%
	July	$612,420,930.27	$12,807,844.64	2.89%	$44,383,613.36	3.91%
	August	$555,111,596.23	$11,702,135.39	2.64%	$48,981,067.33	4.32%
	September	$481,956,226.06	$10,249,275.64	2.31%	$65,964,359.49	5.82%
	October	$419,106,592.62	$9,004,081.03	2.03%	$56,500,743.54	4.98%
	November	$351,059,140.38	$7,611,014.85	1.72%	$62,745,569.21	5.53%
	December	$277,770,560.71	$6,095,597.66	1.38%	$69,127,461.47	6.09%
2023-	January	$220,661,582.08	$4,869,826.39	1.10%	$53,769,969.54	4.74%
	February	$160,794,620.33	$3,568,813.90	0.81%	$57,514,274.85	5.07%
	March	$115,382,304.31	$2,601,092.47	0.59%	$43,697,465.13	3.85%
	April	$73,159,271.52	$1,693,568.27	0.38%	$41,165,320.84	3.63%
	May	$37,549,483.03	$881,226.44	0.20%	$35,131,643.82	3.10%
	June	$11,957,110.95	$298,121.70	0.07%	$25,501,217.16	2.25%
	July	$3,023,065.70	$75,000.11	0.02%	$8,924,970.52	0.79%
	August	$427,871.68	$13,583.85	0.00%	$2,598,385.35	0.23%
	September	$160,748.35	$6,409.37	0.00%	$263,211.00	0.02%
	October	$84,019.25	$3,427.14	0.00%	$74,319.75	0.01%
	November	$58,785.07	$2,400.69	0.00%	$23,361.00	0.00%
	December	$47,034.18	$2,082.93	0.00%	$10,055.00	0.00%
2024-	January	$32,814.74	$1,370.15	0.00%	$13,170.00	0.00%
	February	$12,421.68	$633.86	0.00%	$20,000.00	0.00%
	March	$0.00	$0.00	0.00%	$12,490.00	0.00%

Total			$442,851,949.46	100.00%	$1,134,361,546.61	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,577,213,496.07

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2020	Car	23	23.96%	$3,688	11.26%	30.02%
	CUV	33	13.64%	$4,476	12.25%	29.45%
	Truck	3	3.30%	$5,378	10.29%	20.41%

	Total/Average	59	12.83%	$4,215	11.75%	28.81%

NOVEMBER 2020	Car	24	29.63%	$3,919	10.60%	29.79%
	CUV	45	18.75%	$3,581	9.54%	22.59%
	SUV	1	4.17%	$6,267	8.35%	18.78%
	Truck	3	4.17%	$5,216	10.23%	18.68%

	Total/Average	73	17.51%	$3,796	9.88%	24.18%

DECEMBER 2020	Car	46	33.09%	$2,864	7.92%	21.07%
	CUV	65	23.90%	$3,409	8.35%	20.09%
	SUV	2	8.33%	$13,837	17.62%	36.67%
	Truck	4	5.19%	$4,601	10.53%	21.30%

	Total/Average	117	22.85%	$3,414	8.59%	21.13%